UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             AMENDMENT TO CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2591
                                   ------------


                          AXP MONEY MARKET SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


     200 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------
Date of reporting period:    7/31
                         --------------

AXP(R)
     Cash
         Management
               Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   July 31, 2003

AXP Cash Management Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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

Table of Contents

Fund Snapshot                               3

Questions & Answers
   with Portfolio Management                4

Investments in Securities                   7

Financial Statements                       11

Notes to Financial Statements              14

Independent Auditors' Report               20

Federal Income Tax Information             21

Board Members and Officers                 25

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2   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Fund Snapshot
         AS OF JULY 31, 2003

PORTFOLIO MANAGER

Portfolio manager                             Jerri I. Cohen, CFA*
Since                                                        12/02
Years in industry                                               22

* Team managed, led by Jerri I. Cohen.

FUND OBJECTIVE

For investors seeking maximum current income consistent with liquidity and conservation of capital.

Inception dates
A: 10/6/75        B: 3/20/95        C: 6/26/00       Y: 3/20/95

Ticker symbols
A: IDSXX          B: ACBXX          C: --            Y: IDYXX

Total net assets                                    $5.194 billion

Number of holdings                                             162

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
  X                 HIGH
                    MEDIUM    QUALITY
                    LOW

SECTOR COMPOSITION
Percentage of portfolio assets

(pie chart)

Commercial paper 72.4%
Certificates of deposit 21.7%
U.S. Government agencies 5.9%

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund holdings are subject to change.

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3   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Questions & Answers
                WITH PORTFOLIO MANAGEMENT

In December 2002, Jerri I. Cohen, CFA, joined American Express Financial Corporation and began leading a team that manages AXP Cash Management Fund's portfolio.

Q:   How did AXP Cash  Management  Fund perform for the 12 months ended July 31,
     2003?

A: AXP Cash Management Fund's Class A shares returned 0.77% for the period. The Class A shares seven-day yield was 0.32% on July 31, 2003.* The Fund serves as a conservative investment choice for individuals who want to avoid riskier markets. It also continues to be a good avenue to place cash that may be needed in the near future.

Q:   What factors significantly affected the Fund's performance?

A: The most significant factors were the economy and the actions taken by the Federal Reserve Board (the Fed). During the year, the Fed maintained a stimulative monetary policy designed to provide ongoing support to a sluggish economy. The Fed reduced its target interest rate by 0.50% in November 2002 and 0.25% in June 2003. These cuts brought the target rate down to 1.00% -- a level last seen in 1958 -- and reduced the income potential of money market investments. As short-term securities matured, the Fund reinvested the proceeds in securities with lower rates and the yield of the Fund gradually declined.

Q:   What changes did you make to the Fund during this period?

A: The Fund sought to invest assets in an effective manner to generate a competitive yield while maintaining a stable net asset value. During the period, we increased the Fund's allocation to both commercial paper and certificates of deposit, while reducing its position in government agency securities. All of the Fund's investments continue to be in high quality securities with minimal credit risk. We also actively managed the average maturity of the Fund. With interest rates likely to stay low for a considerable period of time, we tried to selectively extend the maturity when the yield curve provided attractive opportunities. On July 31, 2003, the Fund's average maturity was 72 days, an increase from the start of the fiscal year. With these adjustments, we believe the Fund is strategically positioned to better navigate the current low interest rate environment.

* Past performance does not guarantee future results. The Fund is neither insured nor guaranteed by the FDIC (Federal Deposit Insurance Corporation) or any other government agency. Yields will fluctuate. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

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4   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Questions & Answers

(begin callout quote)> The Fund sought to invest assets in an effective manner to generate a competitive yield while maintaining a stable net asset value. (end callout quote)

(line chart)
                   CHANGES IN FEDERAL RESERVE MONETARY POLICY
                         JULY 31, 2002 TO JULY 31, 2003
                            TARGET FEDERAL FUNDS RATE
2.00%

1.75%-----------------------------------|
                                        |
1.50%                                   |
                                        ---------------------------------|
                                                                         |
1.00%                                                                    | 1.00%


0.50%

      7/02              9/02            12/02           3/03            7/03

Source: Bloomberg

To help spur economic growth, the Federal Reserve has reduced its target Federal Funds rate from 1.75% to 1.00% over the 12 months ended July 31, 2003. This was the lowest level for short-term interest rates since 1958.

AVERAGE ANNUAL TOTAL RETURNS

as of July 31, 2003

                        Class A              Class B                  Class C                  Class Y
(Inception dates)      (10/6/75)            (3/20/95)                (6/26/00)                (3/20/95)
                        NAV(1)       NAV(2)   After CDSC(3)     NAV(2)     After CDSC(4)       NAV(1)
1 year                  +0.77%       +0.20%      -3.80%         +0.20%        +0.20%           +0.85%
5 years                 +3.64%       +2.91%      +2.73%           N/A           N/A            +3.67%
10 years                +4.13%         N/A         N/A            N/A           N/A              N/A
Since inception           N/A        +3.56%      +3.56%         +2.13%        +2.13%          +4.33%

(1) Sales charge is not applicable to these shares. Class Y shares available to institutional investors only.

(2)  Excluding sales charge.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

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5   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Questions & Answers

Q:   How do you plan to manage the Fund for the coming months?

A: We believe there are several factors in place to spur economic growth, including relatively low interest rates, a reduction in federal income tax rates and improving corporate profits. However, we expect inflation to remain low due to the current excess production capacity in the economy and the lack of pricing power in most sectors. In addition, the labor market remains weak. Given these conditions, we expect the Fed to keep rates low through the end of the year. However, we could see rates rise in 2004.

     As always, we attempt to maximize the Fund's yield without taking unnecessary risks. Since we do not anticipate a near-term increase in interest rates, we have positioned the portfolio with an average maturity at the longer end of our range. We will continue to closely monitor economic data and the interest rate yield curve, striving to strategically adjust our portfolio positioning to maximize the return to Fund shareholders.

Short-term income potential has fallen in the past year

(column chart)

     U.S Treasury Yields
2%
     (X) 1.69%  (X) 1.68%


1%   (Y) 0.94%  (Y) 1.01%

      3 month    6 month
           Maturity

(X) July 31, 2002
(Y) July 31, 2003

Source: Bloomberg.

This illustration is not intended to represent the yield of any American Express Fund.

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6   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Investments in Securities

AXP Cash Management Fund
July 31, 2003

(Percentages represent value of investments compared to net assets)

U.S. government agencies (5.9%)
Issuer               Annualized           Amount                  Value(a)
                    yield on date       payable at
                     of purchase         maturity
Federal Home Loan Nts
     04-08-04             1.20%          $50,000,000            $50,000,000
     06-02-04             1.40            25,000,000             25,000,000
Federal Natl Mtge Assn Nts
     07-20-04             1.06            50,400,000             50,400,000
     07-26-04             1.03            42,000,000             42,000,000
     07-27-04             1.18            42,000,000             42,000,000
     08-13-04             1.20            42,000,000             42,000,000
     08-30-04             1.30            33,500,000             33,500,000
     10-29-03             1.06            23,500,000             23,438,417

Total U.S. government agencies
(Cost: $308,338,417)                                           $308,338,417

Certificates of deposit (21.8%)
Issuer               Annualized           Amount                  Value(a)
                    yield on date       payable at
                     of purchase         maturity
Abbey Natl Yankee
     03-03-04             1.04%          $55,000,000(c)         $54,995,115
Bank One
     04-16-04             1.03            60,000,000(c)          59,995,754
Banque Nationale de Paris Yankee
     06-07-04             1.04            42,000,000(c)          41,990,955
Bayerische Landesbank Yankee
     04-16-04             1.29            59,500,000             59,493,669
Canadian Imperial Bank of Commerce Yankee
     08-06-03             1.29            26,900,000             26,900,000
     03-05-04             1.30            55,000,000             55,000,000
     05-28-04             1.06            33,500,000(c)          33,497,221
     06-18-04             1.00            34,000,000             34,000,000
Credit Agricole Yankee
     09-03-03             1.05            24,000,000             24,000,000
     10-03-03             1.03            35,000,000             35,000,000
     10-08-03             1.03            46,200,000             46,200,000
Credit Suisse First Boston NY Yankee
     10-07-03             1.05%           30,000,000             30,000,000
     01-16-04             1.11            50,000,000(c)          50,000,000
     07-06-04             1.09            40,000,000(c)          40,000,000
Danske Bank NY Yankee
     07-15-04             1.11            16,000,000             16,000,000
KBC Bank Yankee
     09-08-03             1.04            40,000,000             39,999,995
Landesbank-Hessen-Thueringen Girozentrale Yankee
     12-10-03             1.03            35,000,000             35,000,000
Lloyds TSB Bank Yankee
     04-01-04             1.09            30,000,000             30,000,000
Nordea Bank NY Yankee
     01-15-04             1.05            32,500,000             32,499,250
Royal Bank of Scotland Yankee
     04-19-04             1.34            59,500,000             59,493,599
Societe Generale Yankee
     02-26-04             1.05            60,000,000(c)          59,996,544
     03-03-04             1.05            55,000,000(c)          54,996,769
Svenska Handelsbanken Yankee
     09-03-03             1.04            38,000,000             38,000,000
     09-30-03             1.06            15,000,000             15,000,000
Toronto Dominion Yankee
     10-14-03             1.02            40,000,000             40,002,178
Wells Fargo Bank
     08-22-03             1.02            55,000,000             55,000,000
Westdeutsche Landesbank Yankee
     11-21-03             1.05            25,000,000(c)          25,000,000
     02-19-04             1.36            39,700,000             39,700,000

Total certificates of deposit
(Cost: $1,131,761,049)                                       $1,131,761,049

See accompanying notes to investments in securities.

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7   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Commercial paper (72.6%)
Issuer               Annualized           Amount                  Value(a)
                    yield on date       payable at
                     of purchase         maturity

Asset-backed (35.6%)
Alpine Securitization
     08-13-03             1.03%          $34,500,000(b)         $34,488,155
     08-19-03             1.03            26,100,000(b)          26,086,559
Amsterdam Funding
     08-08-03             1.04            32,700,000(b)          32,693,387
     08-13-03             1.04            39,000,000(b)          38,986,480
     10-02-03             1.05            35,000,000(b)          34,936,708
Barton Capital
     08-12-03             1.03            29,000,000(b)          28,990,873
     08-12-03             1.04            30,000,000(b)          29,990,467
     08-19-03             1.03            28,000,000(b)          27,985,580
     08-28-03             1.07            38,700,000(b)          38,668,943
CAFCO LLC
     08-27-03             1.02            48,400,000(b)          48,364,345
     09-02-03             1.04            33,000,000(b)          32,969,493
     09-17-03             1.04            48,000,000(b)          47,934,827
CHARTA LLC
     10-06-03             1.07            25,000,000(b)          24,950,958
CRC Funding LLC
     08-11-03             1.13            33,000,000(b)          32,989,642
     09-04-03             1.04            37,000,000(b)          36,963,658
CXC LLP
     08-01-03             0.99            20,945,000(b)          20,945,000
     08-07-03             0.98             8,500,000(b)           8,498,612
     09-02-03             1.04            35,700,000(b)          35,666,997
Edison Asset Securitization
     08-06-03             1.14            30,000,000(b)          29,995,250
     08-07-03             1.01            20,000,000(b)          19,996,633
     08-07-03             1.14            29,200,000(b)          29,194,452
     12-04-03             1.03            28,500,000(b)          28,398,073
Fairway Finance
     08-15-03             1.04            24,000,000(b)          23,990,293
     09-15-03             1.00            30,000,000(b)          29,962,500
     09-25-03             0.94            22,035,000(b)          22,003,355
Falcon Asset Securitization
     08-14-03             1.08            12,400,000(b)          12,395,164
     08-15-03             1.04            38,100,000(b)          38,084,591
     08-18-03             1.05            33,000,000(b)          32,983,638
     08-21-03             1.04            27,100,000(b)          27,084,342
     08-22-03             1.05            20,000,000(b)          19,987,750
Fleet Funding
     08-25-03             1.00            44,300,000(b)          44,270,467
     10-09-03             1.03            49,000,000(b)          48,903,266
Galaxy Funding
     08-25-03             1.00            10,000,000(b)           9,993,333
     08-26-03             1.06            18,000,000(b)          17,986,750
     08-26-03             1.08            53,700,000(b)          53,659,726
     09-11-03             0.94            25,000,000(b)          24,973,236
     09-19-03             1.03             9,000,000(b)           8,987,383
     09-24-03             1.03            20,400,000(b)          20,368,482
Greyhawk Funding LLC
     08-01-03             1.02            25,000,000(b)          25,000,000
     08-01-03             1.03            20,000,000(b)          20,000,000
     08-19-03             0.95            20,000,000(b)          19,990,500
     08-27-03             1.04            35,000,000(b)          34,973,838
     09-10-03             1.04            19,000,000(b)          18,978,044
     09-24-03             1.04            25,000,000(b)          24,961,000
Kitty Hawk Funding
     08-04-03             1.04            20,011,000(b)          20,009,266
     08-22-03             1.04             7,600,000(b)           7,595,389
     08-29-03             1.03             5,000,000(b)           4,995,994
     08-29-03             1.04            15,000,000(b)          14,987,867
     08-29-03             1.05            40,600,000(b)          40,566,843
Old Line Funding
     08-28-03             1.05             6,416,000(b)           6,410,947
Preferred Receivables Funding
     08-12-03             1.26            28,200,000(b)          28,189,143
     08-21-03             1.05            20,000,000(b)          19,988,333
     08-28-03             1.06            17,000,000(b)          16,986,485
Receivables Capital
     09-10-03             1.03            38,600,000(b)          38,555,824
Sheffield Receivables
     08-01-03             1.06            35,000,000(b)          35,000,000
     08-04-03             1.04            25,000,000(b)          24,997,833
     08-07-03             1.05            33,500,000(b)          33,494,138
     08-11-03             0.98            17,060,000(b)          17,055,356
     09-29-03             1.07            25,000,000(b)          24,956,160
Sigma Finance
     05-06-04             1.06            42,000,000(b,c)        41,998,399
     05-10-04             1.06            42,000,000(b,c)        41,995,220
     06-09-04             1.06            43,000,000(b,c)        42,992,744
Variable Funding Capital
     08-13-03             1.04            34,400,000(b)          34,388,075
Windmill Funding
     10-10-03             1.04             8,600,000(b)           8,582,609
     12-18-03             1.03            35,100,000(b)          34,960,409
     12-22-03             1.03            42,000,000(b)          41,828,162
Total                                                         1,849,767,946

See accompanying notes to investments in securities.

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8   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Issuer               Annualized           Amount                  Value(a)
                    yield on date       payable at
                     of purchase         maturity

Banks and savings & loans (25.7%)
AIB North America
     08-20-03             1.19%          $48,300,000            $48,269,665
     08-20-03             1.22            40,000,000             39,974,350
     09-18-03             0.93            42,000,000             41,947,920
ANZ (Delaware)
     12-11-03             1.03            34,000,000             33,871,593
Bank of Ireland
     09-08-03             1.09            35,000,000(b)          34,959,915
     09-08-03             1.10            35,000,000(b)          34,959,546
     09-22-03             0.93            35,000,000(b)          34,952,983
     09-25-03             1.04            22,000,000(b)          21,965,044
Barclays U.S. Funding
     08-25-03             0.93            70,000,000             69,956,599
     12-19-03             1.04            30,000,000             29,878,667
Danske Bank
     08-11-03             1.04            43,100,000             43,087,549
     09-30-03             1.04            40,000,000             39,930,667
     12-23-03             1.03            23,000,000             22,905,240
Dexia Delaware LLC
     08-06-03             1.04            20,800,000             20,796,996
     08-22-03             1.04            21,500,000             21,486,957
HBOS Treasury Services
     08-20-03             0.95             6,350,000              6,346,816
     08-26-03             0.95             5,000,000              4,996,701
     09-23-03             1.04            48,000,000             47,926,507
     11-03-03             1.04            67,000,000             66,818,057
Landesbank Baden-Wuerttemberg Girozentrale
     10-10-03             1.03            54,500,000             54,390,848
Nordea North America
     08-06-03             1.03            35,000,000             34,994,993
     09-24-03             1.04            18,000,000             17,971,920
Northern Rock
     08-05-03             1.20            50,000,000(b)          49,993,333
     08-18-03             1.00            24,500,000(b)          24,488,431
     11-25-03             0.92            34,000,000(b)          33,899,209
     11-26-03             1.05            25,000,000(b)          24,914,688
Scotiabanc
     10-09-03             1.03            30,000,000(b)          29,940,775
Societe Generale North America
     09-10-03             1.10            15,000,000             14,981,750
Spintab
     08-14-03             1.07            46,000,000             45,982,226
     08-21-03             1.00            40,000,000             39,977,778
     10-02-03             1.04            18,900,000             18,866,148
Svenska Handelsbanken
     10-01-03             1.04            50,000,000             49,911,889
     10-03-03             1.03            25,000,000             24,954,938
Swedbank
     09-10-03             0.95            13,400,000             13,385,856
     09-15-03             1.05            15,000,000             14,980,313
Toronto Dominion Holdings
     08-14-03             1.00            33,000,000             32,988,083
     09-09-03             1.09            34,900,000             34,858,789
     11-13-03             1.04            25,000,000             24,925,250
UBS Finance (Delaware) LLC
     09-18-03             0.93            40,000,000             39,950,400
Westdeutsche Landesbank Girozentrale
     01-27-04             1.36            42,500,000(b)          42,214,719
Total                                                         1,333,604,108

Beverages & tobacco (0.3%)
Diageo Capital
     10-02-03             1.03            16,000,000(b)          15,971,618

Broker dealers (4.4%)
Citigroup Global Markets Holdings
     10-08-03             1.04            20,100,000             20,060,705
Goldman Sachs Group
     11-17-03             1.31            58,700,000             58,471,069
     11-18-03             1.31            37,200,000             37,053,577
     11-20-03             0.92            48,500,000             48,362,422
Lehman Brothers Holdings
     08-22-04             1.15            42,000,000(c)          42,000,000
Merrill Lynch
     11-19-03             1.14            25,000,000(c)          25,000,000
Total                                                           230,947,773

Chemicals (1.2%)
BASF AG
     08-18-03             0.92            60,000,000(b)          59,973,933

See accompanying notes to investments in securities.

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9   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Issuer               Annualized           Amount                  Value(a)
                    yield on date       payable at
                     of purchase         maturity

Finance companies (1.7%)
Household Financial
     08-08-03             1.20%          $28,500,000            $28,493,350
     09-04-03             1.04            29,000,000             28,971,516
     09-12-03             1.00            30,000,000             29,965,000
Total                                                            87,429,866

Financial services (1.2%)
Toyota Motor Credit
     09-16-03             0.93            23,000,000(b)          22,972,668
     10-09-03             1.03            10,000,000(b)           9,980,258
Verizon Network Funding
     08-26-03             1.00            14,000,000             13,990,278
     08-28-03             1.00            15,550,000             15,538,338
Total                                                            62,481,542

Multi-industry (2.5%)
GE Capital Intl Funding
     08-12-03             1.24            25,000,000(b)          24,990,528
     12-11-03             1.05            26,000,000(b)          25,899,900
     12-17-03             1.06            26,000,000(b)          25,894,353
General Electric Capital
     09-12-03             1.02            21,000,000             20,975,010
     11-07-03             1.02            32,200,000             32,110,591
Total                                                           129,870,382

Total commercial paper
(Cost: $3,770,047,168)                                       $3,770,047,168

Total investments in securities
(Cost: $5,210,146,634)(d)                                    $5,210,146,634

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2003.

(d) Also represents the cost of securities for federal income tax purposes at July 31, 2003.

--------------------------------------------------------------------------------
10   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP Cash Management Fund

July 31, 2003
Assets
Investments in securities, at value (Note 1)
   (identified cost $5,210,146,634)                                                                  $5,210,146,634
Cash in bank on demand deposit                                                                           15,149,335
Capital shares receivable                                                                                   187,324
Accrued interest receivable                                                                               3,011,581
                                                                                                          ---------
Total assets                                                                                          5,228,494,874
                                                                                                      -------------
Liabilities
Dividends payable to shareholders                                                                           357,067
Capital shares payable                                                                                      204,888
Payable for investment securities purchased                                                              33,500,000
Accrued investment management services fee                                                                   43,716
Accrued distribution fee                                                                                     18,526
Accrued transfer agency fee                                                                                  14,059
Accrued administrative services fee                                                                           3,312
Other accrued expenses                                                                                      581,420
                                                                                                            -------
Total liabilities                                                                                        34,722,988
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                   $5,193,771,886
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $   51,938,370
Additional paid-in capital                                                                            5,141,830,916
Undistributed net investment income                                                                           2,601
Accumulated net realized gain (loss)                                                                             (1)
                                                                                                                 --
Total -- representing net assets applicable to outstanding capital stock                             $5,193,771,886
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $4,648,884,255
                                                            Class B                                  $  278,198,615
                                                            Class C                                  $    4,433,014
                                                            Class Y                                  $  262,256,002
Net asset value per share of outstanding capital stock:     Class A shares       4,648,700,315       $         1.00
                                                            Class B shares         278,367,960       $         1.00
                                                            Class C shares           4,433,221       $         1.00
                                                            Class Y shares         262,335,527       $         1.00
                                                                                   -----------       --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Statement of operations
AXP Cash Management Fund

Year ended July 31, 2003
Investment income
Income:
Interest                                                                                                $85,139,716
                                                                                                        -----------
Expenses (Note 2):
Investment management services fee                                                                       17,632,026
Distribution fee
   Class A                                                                                                2,919,113
   Class B                                                                                                2,697,618
   Class C                                                                                                   32,851
Transfer agency fee                                                                                      13,060,974
Incremental transfer agency fee
   Class A                                                                                                1,061,178
   Class B                                                                                                   74,947
   Class C                                                                                                      914
Administrative services fees and expenses                                                                 1,445,919
Compensation of board members                                                                                42,042
Custodian fees                                                                                              459,350
Printing and postage                                                                                      2,410,823
Registration fees                                                                                           563,581
Audit fees                                                                                                   36,500
Other                                                                                                        86,428
                                                                                                             ------
Total expenses                                                                                           42,524,264
   Expenses waived/reimbursed by AEFC (Note 2)                                                             (438,221)
                                                                                                           --------
                                                                                                         42,086,043
   Earnings credits on cash balances (Note 2)                                                              (379,316)
                                                                                                           --------
Total net expenses                                                                                       41,706,727
                                                                                                         ----------
Investment income (loss) -- net                                                                          43,432,989
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $43,432,989
                                                                                                        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Statements of changes in net assets
AXP Cash Management Fund

Year ended July 31,                                                                   2003                  2002
Operations and distributions
Investment income (loss) -- net                                               $    43,432,989      $    122,004,892
Net realized gain (loss) on investments                                                    --                37,386
                                                                                   ----------           -----------
Net increase (decrease) in net assets resulting from operations                    43,432,989           122,042,278
                                                                                   ----------           -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                     (40,755,461)         (114,798,111)
      Class B                                                                        (747,377)           (3,590,767)
      Class C                                                                          (9,174)              (22,053)
      Class Y                                                                      (1,920,977)           (3,594,108)
                                                                                   ----------            ----------
Total distributions                                                               (43,432,989)         (122,005,039)
                                                                                  -----------          ------------
Capital share transactions at constant $1 net asset value
Proceeds from sales
   Class A shares (Note 2)                                                      7,310,087,893        15,251,379,851
   Class B shares                                                                 399,414,994           557,524,233
   Class C shares                                                                  19,021,332            12,962,225
   Class Y shares                                                                 263,665,221           212,427,535
Reinvestment of distributions at net asset value
   Class A shares                                                                  40,976,910           115,021,206
   Class B shares                                                                     754,160             3,560,788
   Class C shares                                                                       8,811                20,690
   Class Y shares                                                                   1,907,585             3,612,868
Payments for redemptions
   Class A shares                                                              (8,468,383,146)      (15,748,777,409)
   Class B shares (Note 2)                                                       (501,593,543)         (454,014,609)
   Class C shares (Note 2)                                                        (18,156,196)          (10,288,817)
   Class Y shares                                                                (205,942,507)         (187,522,143)
                                                                                 ------------          ------------
Increase (decrease) in net assets from capital share transactions              (1,158,238,486)         (244,093,582)
                                                                               --------------          ------------
Total increase (decrease) in net assets                                        (1,158,238,486)         (244,056,343)
Net assets at beginning of year                                                 6,352,010,372         6,596,066,715
                                                                                -------------         -------------
Net assets at end of year                                                     $ 5,193,771,886      $  6,352,010,372
                                                                              ===============      ================
Undistributed (excess of distributions over) net investment income            $         2,601      $             (1)
                                                                              ---------------      ----------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Notes to Financial Statements

AXP Cash Management Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares have no sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

--------------------------------------------------------------------------------
14   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $2,602 and accumulated net realized gain has been decreased by $2,602.

The tax character of distributions paid for the years indicated is as follows:

Year ended July 31,                          2003              2002
Class A
Distributions paid from:
      Ordinary income                   $40,755,461       $114,798,111
      Long-term capital gain                     --                 --
Class B
Distributions paid from:
      Ordinary income                       747,377          3,590,767
      Long-term capital gain                     --                 --
Class C
Distributions paid from:
      Ordinary income                         9,174             22,053
      Long-term capital gain                     --                 --
Class Y
Distributions paid from:
      Ordinary income                     1,920,977          3,594,108
      Long-term capital gain                     --                 --

As of July 31, 2003, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                 $359,668
Accumulated long-term gain (loss)                             $     (1)
Unrealized appreciation (depreciation)                        $     --

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

--------------------------------------------------------------------------------
15   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $22.00

o   Class B $23.00

o   Class C $22.50

o   Class Y $20.00

In addition, there is an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year.

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at an annual rate per shareholder account of $24 for Class A, $25 for Class B, $24.50 for Class C and $22 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares. Effective Jan. 1, 2003, the Fund has an agreement to pay a fee at an annual rate of 0.10% of the Fund's average daily net assets attributable to Class A shares and the fee for Class B will increase to 0.85% of the Fund's average daily net assets. As of July 31, 2003, the additional 0.10% for Class B has not been implemented.

Sales charges received by the Distributor for distributing Fund shares were $2,559,926 for Class B and $10,165 for Class C for the year ended July 31, 2003.

Effective Jan. 1, 2003, AEFC and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield. This expense limitation policy may be revised or terminated at any time without notice. As of July 31, 2003, AEFC and its affiliates waived certain fees and expenses to 1.26% for Class B and 1.27% for Class C.

During the year ended July 31, 2003, the Fund's custodian and transfer agency fees were reduced by $379,316 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
16   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $29,717,946,611 and $30,842,043,633, respectively, for the year ended July 31,
2003. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement went into effect Sept. 24, 2002. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $200 million with U.S. Bank, N.A. The Fund had no borrowings outstanding during the year ended July 31, 2003.

--------------------------------------------------------------------------------
17   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2003      2002     2001     2000    1999
Net asset value, beginning of period                                  $1.00     $1.00    $1.00    $1.00   $1.00
Income from investment operations:
Net investment income (loss)                                            .01       .02      .05      .05     .05
Less distributions:
Dividends from net investment income                                   (.01)     (.02)    (.05)    (.05)   (.05)
Net asset value, end of period                                        $1.00     $1.00    $1.00    $1.00   $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                              $4,649    $5,766   $6,149   $5,438  $5,032
Ratio of expenses to average daily net assets(c)                       .69%      .59%     .59%     .58%    .57%
Ratio of net investment income (loss) to average daily net assets      .78%     1.89%    5.18%    5.37%   4.65%
Total return(g)                                                        .77%     1.93%    5.35%    5.55%   4.71%

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2003      2002     2001     2000    1999
Net asset value, beginning of period                                  $1.00     $1.00    $1.00    $1.00   $1.00
Income from investment operations:
Net investment income (loss)                                             --       .01      .05      .05     .04
Less distributions:
Dividends from net investment income                                     --      (.01)    (.05)    (.05)   (.04)
Net asset value, end of period                                        $1.00     $1.00    $1.00    $1.00   $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                $278      $380     $273     $232    $192
Ratio of expenses to average daily net assets(c)                      1.26%(e)  1.34%    1.34%    1.33%   1.32%
Ratio of net investment income (loss) to average daily net assets      .21%     1.13%    4.37%    4.64%   3.88%
Total return(g)                                                        .20%     1.13%    4.57%    4.76%   3.94%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
18   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2003      2002     2001  2000(b)
Net asset value, beginning of period                                  $1.00     $1.00    $1.00    $1.00
Income from investment operations:
Net investment income (loss)                                             --       .01      .05       --
Less distributions:
Dividends from net investment income                                     --      (.01)    (.05)      --
Net asset value, end of period                                        $1.00     $1.00    $1.00    $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                  $4        $4       $1      $--
Ratio of expenses to average daily net assets(c)                      1.27%(f)  1.34%    1.34%    1.33%(d)
Ratio of net investment income (loss) to average daily net assets      .21%      .99%    3.88%    6.10%(d)
Total return(g)                                                        .20%     1.14%    4.68%     .63%(h)

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2003      2002     2001     2000    1999
Net asset value, beginning of period                                  $1.00     $1.00    $1.00    $1.00   $1.00
Income from investment operations:
Net investment income (loss)                                            .01       .02      .05      .05     .05
Less distributions:
Dividends from net investment income                                   (.01)     (.02)    (.05)    (.05)   (.05)
Net asset value, end of period                                        $1.00     $1.00    $1.00    $1.00   $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                $262      $203     $174     $142    $124
Ratio of expenses to average daily net assets(c)                       .62%      .57%     .57%     .57%    .56%
Ratio of net investment income (loss) to average daily net assets      .82%     1.86%    5.18%    5.42%   4.64%
Total return(g)                                                        .85%     1.95%    5.37%    5.56%   4.72%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.38% for the year ended July 31, 2003.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.38% for the year ended July 31, 2003.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
19   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP MONEY MARKET SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Cash Management Fund (a series of AXP Money Market Series, Inc.) as of July 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2003, and the financial highlights for each of the years in the five-year period ended July 31, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Cash Management Fund as of July 31, 2003, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 12, 2003

--------------------------------------------------------------------------------
20   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Cash Management Fund
Fiscal year ended July 31, 2003

Class A
Income distributions -- taxable as dividend income:

    Qualified Dividend Income for individuals (effective for
    distributions made after Jan. 1, 2003)                            0.00%
    Dividends Received Deduction for corporations                     0.00%

Payable date                                                      Per share
Aug. 26, 2002                                                      $0.00097
Sept. 26, 2002                                                      0.00110
Oct. 25, 2002                                                       0.00096
Nov. 25, 2002                                                       0.00094
Dec. 20, 2002                                                       0.00072
Jan. 22, 2003                                                       0.00070
Feb. 21, 2003                                                       0.00048
March 24, 2003                                                      0.00041
April 24, 2003                                                      0.00045
May 23, 2003                                                        0.00040
June 23, 2003                                                       0.00039
July 24, 2003                                                       0.00030
Total Distributions                                                $0.00782

--------------------------------------------------------------------------------
21   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Class B
Income distributions -- taxable as dividend income:

    Qualified Dividend Income for individuals (effective for
    distributions made after Jan. 1, 2003)                            0.00%
    Dividends Received Deduction for corporations                     0.00%

Payable date                                                      Per share
Aug. 26, 2002                                                      $0.00037
Sept. 26, 2002                                                      0.00042
Oct. 25, 2002                                                       0.00036
Nov. 25, 2002                                                       0.00034
Dec. 20, 2002                                                       0.00017
Jan. 22, 2003                                                       0.00011
Feb. 21, 2003                                                       0.00009
March 24, 2003                                                      0.00005
April 24, 2003                                                      0.00005
May 23, 2003                                                        0.00004
June 23, 2003                                                       0.00005
July 24, 2003                                                       0.00005
Total Distributions                                                $0.00210

--------------------------------------------------------------------------------
22   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Class C
Income distributions -- taxable as dividend income:

    Qualified Dividend Income for individuals (effective for
    distributions made after Jan. 1, 2003)                            0.00%
    Dividends Received Deduction for corporations                     0.00%

Payable date                                                      Per share
Aug. 26, 2002                                                      $0.00038
Sept. 26, 2002                                                      0.00042
Oct. 25, 2002                                                       0.00037
Nov. 25, 2002                                                       0.00035
Dec. 20, 2002                                                       0.00017
Jan. 22, 2003                                                       0.00010
Feb. 21, 2003                                                       0.00009
March 24, 2003                                                      0.00005
April 24, 2003                                                      0.00005
May 23, 2003                                                        0.00004
June 23, 2003                                                       0.00004
July 24, 2003                                                       0.00006
Total Distributions                                                $0.00212

--------------------------------------------------------------------------------
23   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Class Y
Income distributions -- taxable as dividend income:

    Qualified Dividend Income for individuals (effective for
    distributions made after Jan. 1, 2003)                            0.00%
    Dividends Received Deduction for corporations                     0.00%

Payable date                                                      Per share
Aug. 26, 2002                                                      $0.00098
Sept. 26, 2002                                                      0.00111
Oct. 25, 2002                                                       0.00097
Nov. 25, 2002                                                       0.00095
Dec. 20, 2002                                                       0.00074
Jan. 22, 2003                                                       0.00077
Feb. 21, 2003                                                       0.00058
March 24, 2003                                                      0.00051
April 24, 2003                                                      0.00056
May 23, 2003                                                        0.00049
June 23, 2003                                                       0.00048
July 24, 2003                                                       0.00041
Total Distributions                                                $0.00855

--------------------------------------------------------------------------------
24   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 83 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                 Position held      Principal occupation during past      Other directorships
                                   with Fund and      five years
                                   length of service
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Arne H. Carlson                    Board member       Chair, Board Services Corporation
901 S. Marquette Ave.              since 1999         (provides administrative services
Minneapolis, MN 55402                                 to boards). Former Governor  of
Age 68                                                Minnesota
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Philip J. Carroll, Jr.             Board member       Retired Chairman and CEO,  Fluor      Scottish Power PLC, Vulcan
901 S. Marquette Ave.              since 2002         Corporation (engineering and          Materials Company, Inc.
Minneapolis, MN 55402                                 construction) since 1998              (construction
Age 65                                                                                      materials/chemicals)
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Livio D. DeSimone                  Board member       Retired Chair of the Board and        Cargill, Incorporated
30 Seventh Street East             since 2001         Chief Executive Officer, Minnesota    (commodity merchants and
Suite 3050                                            Mining and Manufacturing (3M)         processors), General Mills,
St. Paul, MN 55101-4901                                                                     Inc. (consumer foods), Vulcan
Age 69                                                                                      Materials Company (construction
                                                                                            materials/ chemicals), Milliken
                                                                                            & Company (textiles and
                                                                                            chemicals), and Nexia
                                                                                            Biotechnologies, Inc.
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Heinz F. Hutter*                   Board member       Retired President and Chief
901 S. Marquette Ave.              since 1994         Operating Officer, Cargill,
Minneapolis, MN 55402                                 Incorporated (commodity merchants
Age 74                                                and processors)
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Anne P. Jones                      Board member       Attorney and Consultant
901 S. Marquette Ave.              since 1985
Minneapolis, MN 55402
Age 68
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Stephen R. Lewis, Jr.**            Board member       Retired President and Professor of    Valmont Industries, Inc.
901 S. Marquette Ave.              since 2002         Economics, Carleton College           (manufactures irrigation
Minneapolis, MN 55402                                                                       systems)
Age 64
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Alan G. Quasha                     Board member       President, Quadrant Management,       Compagnie Financiere Richemont
901 S. Marquette Ave.              since 2002         Inc. (management of private           AG (luxury goods), Harken
Minneapolis, MN 55402                                 equities)                             Energy Corporation (oil and gas
Age 53                                                                                      exploration) and SIRIT Inc.
                                                                                            (radio frequency identification
                                                                                            technology)
---------------------------------- ------------------ ------------------------------------- ---------------------------------

 * Interested person of AXP Partners International Aggressive Growth Fund and AXP Partners Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of two of the AXP Partners Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
25   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Alan K. Simpson                   Board member        Former three-term United States       Biogen, Inc.
1201 Sunshine Ave.                since 1997          Senator for Wyoming                   (biopharmaceuticals)
Cody, WY 82414
Age 71
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Alison Taunton-Rigby              Board member        President, Forester Biotech since
901 S. Marquette Ave.             since 2002          2000. Former President and CEO,
Minneapolis, MN 55402                                 Aquila Biopharmaceuticals, Inc.
Age 59
--------------------------------- ------------------- ------------------------------------- ---------------------------------

Board Members Affiliated with AEFC***

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Barbara H. Fraser                 Board member        Executive Vice President -  AEFA
1546 AXP Financial Center         since 2002          Products and Corporate Marketing of
Minneapolis, MN 55474                                 AEFC since 2002. President -
Age 53                                                Travelers Check Group, American
                                                      Express Company,  2001-2002.
                                                      Management Consultant, Reuters,
                                                      2000-2001. Managing Director -
                                                      International Investments, Citibank
                                                      Global,  1999-2000. Chairman and
                                                      CEO, Citicorp Investment Services
                                                      and Citigroup Insurance Group,
                                                      U.S., 1998-1999
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Stephen W. Roszell                Board member        Senior Vice President -
50238 AXP Financial Center        since 2002, Vice    Institutional Group of AEFC
Minneapolis, MN 55474             President  since
Age 54                            2002
--------------------------------- ------------------- ------------------------------------- ---------------------------------
William F. Truscott               Board member        Senior Vice President - Chief
53600 AXP Financial Center        since 2001,  Vice   Investment Officer of AEFC since
Minneapolis, MN 55474             President  since    2001. Former Chief Investment
Age 42                            2002                Officer and Managing Director,
                                                      Zurich Scudder Investments
--------------------------------- ------------------- ------------------------------------- ---------------------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
26   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Jeffrey P. Fox                    Treasurer since     Vice President - Investment
50005 AXP Financial Center        2002                Accounting, AEFC, since 2002;  Vice
Minneapolis, MN 55474                                 President - Finance, American
Age 48                                                Express Company, 2000-2002;  Vice
                                                      President - Corporate Controller,
                                                      AEFC, 1996-2000
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Paula R. Meyer                    President since     Senior Vice President and General
596 AXP Financial Center          2002                Manager - Mutual Funds, AEFC, since
Minneapolis, MN 55474                                 2002; Vice President and Managing
Age 49                                                Director - American Express Funds,
                                                      AEFC, 2000-2002; Vice President,
                                                      AEFC,  1998-2000
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Leslie L. Ogg                     Vice President,     President of Board Services
901 S. Marquette Ave.             General Counsel,    Corporation
Minneapolis, MN 55402             and Secretary
Age 64                            since 1978
--------------------------------- ------------------- ------------------------------------- ---------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

--------------------------------------------------------------------------------
27   --   AXP CASH MANAGEMENT FUND   --   2003 ANNUAL REPORT

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities can be found in the Fund's Statement of Additional Information (SAI) which is available (i) without charge, upon request, by calling toll-free (800) 862-7919; (ii) on the American Express Company Web site at americanexpress.com/funds; and (iii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

           (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

           (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone, Anne P. Jones, and Alan G. Quasha, each qualify as audit committee financial experts.

Item 4.    Principal Accountant Fees and Services.  Not applicable.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.   Exhibits.

           (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Money Market Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          November 6, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          November 6, 2003


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          November 6, 2003